Results by business segment (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended July 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$4,062	$1,007	$–	$891	$326	$6,286
Non-interest income	1,501	3,411	1,848	1,772	(329)	8,203
Total revenue	5,563	4,418	1,848	2,663	(3)	14,489
Provision for credit losses	305	102	–	209	–	616
Insurance policyholder benefits, claims and acquisition expense	–	–	1,379	–	–	1,379
Non-interest expense	2,319	3,498	165	1,620	259	7,861
Income (loss) before income taxes	2,939	818	304	834	(262)	4,633
Income taxes (recoveries)	805	144	77	(104)	(161)	761
Net income	$2,134	$674	$227	$938	$(101)	$3,872
Non-interest expense includes:
Depreciation and amortization	$240	$312	$15	$126	$–	$693

	For the three months ended July 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total
Net interest income (2)	$3,655	$1,051	$–	$1,233	$(49)	$5,890
Non-interest income	1,527	2,971	1,233	631	(120)	6,242
Total revenue	5,182	4,022	1,233	1,864	(169)	12,132
Provision for credit losses	324	14	–	2	–	340
Insurance policyholder benefits, claims and acquisition expense	–	–	850	–	–	850
Non-interest expense	2,130	2,929	139	1,186	2	6,386
Income (loss) before income taxes	2,728	1,079	244	676	(171)	4,556
Income taxes (recoveries)	705	258	58	77	(119)	979
Net income	$2,023	$821	$186	$599	$(52)	$3,577
Non-interest expense includes:
Depreciation and amortization	$239	$271	$14	$129	$3	$656

	For the nine months ended July 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$11,886	$3,328	$–	$2,579	$794	$18,587
Non-interest income	4,516	10,099	5,086	5,837	(1,022)	24,516
Total revenue	16,402	13,427	5,086	8,416	(228)	43,103
Provision for credit losses	1,128	196	–	424	–	1,748
Insurance policyholder benefits, claims and acquisition expense	–	–	3,930	–	–	3,930
Non-interest expense	6,805	10,379	480	4,831	535	23,030
Income (loss) before income taxes	8,469	2,852	676	3,161	(763)	14,395
Income taxes (recoveries)	2,294	588	162	61	555	3,660
Net income	$6,175	$2,264	$514	$3,100	$(1,318)	$10,735
Non-interest expense includes:
Depreciation and amortization	$721	$925	$43	$381	$–	$2,070

	For the nine months ended July 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total
Net interest income (2)	$10,118	$2,782	$–	$3,760	$(225)	$16,435
Non-interest income	4,606	9,259	2,866	3,599	(347)	19,983
Total revenue	14,724	12,041	2,866	7,359	(572)	36,418
Provision for credit losses	177	(29)	–	(46)	1	103
Insurance policyholder benefits, claims and acquisition expense	–	–	1,667	–	–	1,667
Non-interest expense	6,167	8,844	431	4,136	(178)	19,400
Income (loss) before income taxes	8,380	3,226	768	3,269	(395)	15,248
Income taxes (recoveries)	2,149	775	179	691	(471)	3,323
Net income	$6,231	$2,451	$589	$2,578	$76	$11,925
Non-interest expense includes:
Depreciation and amortization	$704	$820	$43	$382	$7	$1,956

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.
Total assets and total liabilities by business segment

	As at July 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$624,943	$180,674	$24,680	$1,065,952	$61,485	$1,957,734
Total liabilities	624,851	180,529	25,332	1,066,223	(51,630)	1,845,305

	As at October 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (1)	Insurance	Capital Markets (1)	Corporate Support	Total
Total assets	$602,824	$206,466	$21,918	$1,025,892	$60,119	$1,917,219
Total liabilities	602,741	206,415	22,588	1,025,603	(48,303)	1,809,044

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.